15007991

Nasdaq Stock Market

001-37575

William Slattery, CFA
Vice President
Listing Qualifications

Received
SEP 28 2015
Washington, DC 20549

By Electronic Mail

September 28, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERTINAS

Dear Mr. Thomas:

This is to certify that on September 28, 2015 The Nasdaq Stock Market (the "Exchange") received from Staffing 360 Solutions, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.00001 par value per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery